Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Infrastructure costs
Property and equipment	£ 857	£ 758
Depreciation and amortisation	902	863
Impairment of property, equipment and intangible assets	18	21
Total infrastructure costs	1,777	1,642
Administration and general expenses
Consultancy, legal and professional fees	336	288
Marketing and advertising	288	206
Other administration and general expenses	644	551
Total administration and general expenses	1,268	1,045
Total infrastructure, administration and general expenses	£ 3,045	£ 2,687